PIA High Yield Fund
Schedule of Investments - August 31, 2023 (Unaudited)

Shares/ Principal Amount		Value

	Common Stocks —0.3%
	Building Materials — 0.3%
2,996	Northwest Hardwoods (c)(d)	$179,760
	Total Common Stocks (Cost $137,017)	179,760

	Corporate Bonds — 96.4%
	Aerospace/Defense — 2.1%
	F-Brasile SpA / F-Brasile US LLC
$700,000	7.375%, 08/15/2026 (a)	643,374
	Triumph Group, Inc.
550,000	9.000%, 03/15/2028 (a)	552,217
		1,195,591
	Agriculture — 1.1%
	Vector Group Ltd.
750,000	5.750%, 02/01/2029 (a)	653,263

	Airlines — 1.1%
	VistaJet Malta Finance PLC / Vista Management Holding, Inc.
725,000	6.375%, 02/01/2030 (a)	595,005

	Auto Manufacturers — 1.3%
	PM General Purchaser LLC
800,000	9.500%, 10/01/2028 (a)	769,760

	Auto Parts & Equipment — 1.0%
	Dornoch Debt Merger Sub, Inc.
650,000	6.625%, 10/15/2029 (a)	561,434

	Building Materials — 4.3%
	Eco Material Technologies, Inc.
625,000	7.875%, 01/31/2027 (a)	610,013
	Knife River Corp.
625,000	7.750%, 05/01/2031 (a)	639,781
	MIWD Holdco II LLC / MIWD Finance Corp.
525,000	5.500%, 02/01/2030 (a)	441,431
	New Enterprise Stone & Lime Co., Inc.
100,000	5.250%, 07/15/2028 (a)	92,372
	Smyrna Ready Mix Concrete LLC
650,000	6.000%, 11/01/2028 (a)	624,784
		2,408,381
	Chemicals — 10.6%
	ASP Unifrax Holdings, Inc.
867,000	5.250%, 09/30/2028 (a)	591,216
	GPD Cos., Inc.
650,000	10.125%, 04/01/2026 (a)	610,775
	Herens Holdco Sarl
750,000	4.750%, 05/15/2028 (a)	576,824
	Iris Holdings, Inc.
697,000	9.500% PIK, 8.750%, 02/15/2026 (a)(b)	654,312
	Mativ Holdings, Inc.
725,000	6.875%, 10/01/2026 (a)	657,332
	Polar US Borrower LLC / Schenectady International Group, Inc.
724,000	6.750%, 05/15/2026 (a)	397,901
	Rain Carbon, Inc.
650,000	12.250%, 09/01/2029 (a)	670,346
	SCIH Salt Holdings, Inc.
300,000	4.875%, 05/01/2028 (a)	269,980
415,000	6.625%, 05/01/2029 (a)	366,615
	SCIL IV LLC / SCIL USA Holdings LLC
650,000	5.375%, 11/01/2026 (a)	609,185
	SK Invictus Intermediate II Sarl
775,000	5.000%, 10/30/2029 (a)	631,373
		6,035,859
	Coal — 1.1%
	SunCoke Energy, Inc.
725,000	4.875%, 06/30/2029 (a)	617,570

	Commercial Services — 9.0%
	Alta Equipment Group, Inc.
650,000	5.625%, 04/15/2026 (a)	602,167
	APi Group DE, Inc.
325,000	4.125%, 07/15/2029 (a)	280,894
	Cimpress PLC
785,000	7.000%, 06/15/2026	736,644
	CPI CG, Inc.
600,000	8.625%, 03/15/2026 (a)	582,540
	NESCO Holdings II, Inc.
650,000	5.500%, 04/15/2029 (a)	588,228
	PROG Holdings, Inc.
700,000	6.000%, 11/15/2029 (a)	629,006
	StoneMor, Inc.
700,000	8.500%, 05/15/2029 (a)	584,790
	VT Topco, Inc.
383,000	8.500%, 08/15/2030 (a)	389,130
	WASH Multifamily Acquisition, Inc.
750,000	5.750%, 04/15/2026 (a)	696,219
		5,089,618
	Distribution/Wholesale — 1.1%
	Windsor Holdings III LLC
625,000	8.500%, 06/15/2030 (a)	628,508

	Diversified Financial Services — 1.1%
	Burford Capital Global Finance LLC
320,000	6.250%, 04/15/2028 (a)	294,850
350,000	6.875%, 04/15/2030 (a)	318,005
		612,855
	Engineering & Construction — 3.6%
	Brand Industrial Services, Inc.
625,000	10.375%, 08/01/2030 (a)	645,331
	Brundage-Bone Concrete Pumping Holdings, Inc.
650,000	6.000%, 02/01/2026 (a)	624,637
	Railworks Holdings LP / Railworks Rally, Inc.
811,000	8.250%, 11/15/2028 (a)	776,695
		2,046,663
	Entertainment — 2.2%
	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
775,000	5.875%, 09/01/2031 (a)	599,928
	Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
717,000	6.625%, 03/01/2030 (a)	632,680
		1,232,608
	Food — 2.1%
	B&G Foods, Inc.
648,000	5.250%, 04/01/2025	633,098
	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
675,000	4.625%, 03/01/2029 (a)	562,063
		1,195,161
	Food Service — 1.3%
	TKC Holdings, Inc.
150,000	6.875%, 05/15/2028 (a)	135,755
700,000	10.500%, 05/15/2029 (a)	581,630
		717,385
	Forest Products & Paper — 1.0%
	Mercer International, Inc.
700,000	5.125%, 02/01/2029	573,263

	Healthcare-Services — 4.5%
	Fortrea Holdings, Inc.
615,000	7.500%, 07/01/2030 (a)	603,469
	Heartland Dental LLC / Heartland Dental Finance Corp.
425,000	8.500%, 05/01/2026 (a)	400,004
325,000	10.500%, 04/30/2028 (a)	328,656
	Kedrion SpA
660,000	6.500%, 09/01/2029 (a)	564,300
	ModivCare Escrow Issuer, Inc.
900,000	5.000%, 10/01/2029 (a)	664,560
		2,560,989
	Household Products/Wares — 1.0%
	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
575,000	5.000%, 12/31/2026 (a)	536,843

	Internet — 0.8%
	ION Trading Technologies Sarl
500,000	5.750%, 05/15/2028 (a)	439,522

	Iron/Steel — 1.1%
	TMS International Corp./DE
750,000	6.250%, 04/15/2029 (a)	626,915

	Leisure Time — 1.1%
	Lindblad Expeditions Holdings, Inc.
600,000	9.000%, 05/15/2028 (a)	617,076

	Machinery-Diversified — 4.2%
	GrafTech Finance, Inc.
750,000	4.625%, 12/15/2028 (a)	589,425
	Husky III Holding Ltd.
468,000	13.750% PIK, 13.000%, 02/15/2025 (a)(b)	468,000
	JPW Industries Holding Corp.
790,000	9.000%, 10/01/2024 (a)	747,423
	OT Merger Corp.
665,000	7.875%, 10/15/2029 (a)	437,096
	Titan Acquisition Ltd. / Titan Co.-Borrower LLC
132,000	7.750%, 04/15/2026 (a)	128,431
		2,370,375
	Media — 4.3%
	Audacy Capital Corp.
700,000	6.750%, 03/31/2029 (a)	7,000
	Beasley Mezzanine Holdings LLC
915,000	8.625%, 02/01/2026 (a)	605,614
	Spanish Broadcasting System, Inc.
800,000	9.750%, 03/01/2026 (a)	556,547
	Univision Communications, Inc.
570,000	4.500%, 05/01/2029 (a)	491,193
150,000	7.375%, 06/30/2030 (a)	145,287
	Urban One, Inc.
725,000	7.375%, 02/01/2028 (a)	631,079
		2,436,720
	Metal Fabricate/Hardware — 1.2%
	Park-Ohio Industries, Inc.
785,000	6.625%, 04/15/2027	687,177

	Mining — 1.2%
	Arsenal AIC Parent LLC
650,000	8.000%, 10/01/2030 (a)	663,943

	Miscellaneous Manufacturer — 2.2%
	Calderys Financing LLC
600,000	11.250%, 06/01/2028 (a)	615,727
	FXI Holdings, Inc.
720,000	12.250%, 11/15/2026 (a)	646,120
		1,261,847
	Office/Business Equipment — 2.1%
	Pitney Bowes, Inc.
885,000	6.875%, 03/15/2027 (a)	669,016
	Xerox Holdings Corp.
575,000	5.500%, 08/15/2028 (a)	500,591
		1,169,607
	Oil & Gas — 0.6%
	Ensign Drilling, Inc.
335,000	9.250%, 04/15/2024 (a)	333,668

	Oil & Gas Services — 4.7%
	Bristow Group, Inc.
750,000	6.875%, 03/01/2028 (a)	702,233
	CSI Compressco LP / CSI Compressco Finance, Inc.
775,000	7.500%, 04/01/2025 (a)	753,555
	Enerflex Ltd.
595,000	9.000%, 10/15/2027 (a)	592,590
	Welltec International ApS
600,000	8.250%, 10/15/2026 (a)	607,863
		2,656,241
	Packaging & Containers — 4.5%
	Clearwater Paper Corp.
750,000	4.750%, 08/15/2028 (a)	654,629
	LABL, Inc.
450,000	5.875%, 11/01/2028 (a)	407,726
275,000	9.500%, 11/01/2028 (a)	283,393
	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.
600,000	4.375%, 10/15/2028 (a)	533,045
	Trident TPI Holdings, Inc.
625,000	12.750%, 12/31/2028 (a)	650,845
		2,529,638
	Pipelines — 10.3%
	Genesis Energy LP / Genesis Energy Finance Corp.
75,000	8.000%, 01/15/2027	74,006
675,000	7.750%, 02/01/2028	657,228
	Global Partners LP / GLP Finance Corp.
150,000	7.000%, 08/01/2027	147,885
416,000	6.875%, 01/15/2029	393,499
	ITT Holdings LLC
810,000	6.500%, 08/01/2029 (a)	731,785
	Martin Midstream Partners LP / Martin Midstream Finance Corp.
700,000	11.500%, 02/15/2028 (a)	708,866
	NGL Energy Operating LLC / NGL Energy Finance Corp.
700,000	7.500%, 02/01/2026 (a)	696,273
	Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
600,000	5.750%, 04/15/2025	552,642
625,000	9.000%, 10/15/2026 (a)	603,688
	TransMontaigne Partners LP/TLP Finance Corp.
750,000	6.125%, 02/15/2026	644,873
	Venture Global LNG, Inc.
650,000	8.125%, 06/01/2028 (a)	656,252
		5,866,997
	REITs — 1.1%
	Iron Mountain, Inc.
550,000	5.000%, 07/15/2028 (a)	509,935
136,000	5.250%, 07/15/2030 (a)	122,684
		632,619
	Retail — 2.1%
	Ferrellgas LP / Ferrellgas Finance Corp.
750,000	5.875%, 04/01/2029 (a)	662,731
	Staples, Inc.
650,000	7.500%, 04/15/2026 (a)	538,441
		1,201,172
	Software — 2.0%
	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
625,000	4.625%, 05/01/2028 (a)	539,704
	Rocket Software, Inc.
750,000	6.500%, 02/15/2029 (a)	623,175
		1,162,879
	Transportation — 2.1%
	First Student Bidco, Inc. / First Transit Parent, Inc.
750,000	4.000%, 07/31/2029 (a)	638,566
	Rand Parent LLC
600,000	8.500%, 02/15/2030 (a)	572,039
		1,210,605
	Water — 1.3%
	Solaris Midstream Holdings LLC
750,000	7.625%, 04/01/2026 (a)	737,894
	Total Corporate Bonds (Cost $59,898,884)	54,635,651

	Money Market Fund — 1.3%
738,463	Fidelity Government Portfolio, Institutional Class, 5.201% (e)	738,463
	Total Money Market Fund (Cost $738,463)	738,463
	Total Investments (Cost 60,774,364) — 98.0%	55,553,874
	Other Assets in Excess of Liabilities — 2.0%	1,137,161
	Total Net Assets — 100.00%	$56,691,035
	Percentages are stated as a percent of net assets.

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of August 31, 2023, the value of these investments was $49,535,338 of 87.4% total net assets.

(b)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(c)	Non-income producing security.
(d)
Security valued at fair value using methods determined in good faith by or at the direction of Fund's valuation designee. Value determined using significant unobservable inputs. As of August 31, 2023, the total value of fair valued securities was $179,760 or 0.3% of total net assets.

(e)	Rate shown represents the 7-day annualized yield as of August 31, 2023.

PIA High Yield Fund
Summary of Fair Value Disclosure at August 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Common Stocks	$–	$–	$179,760	$179,760
Total Common Stocks	–	–	179,760	179,760
Fixed Income Securities
Corporate Bonds	–	54,635,651	–	54,635,651
Total Fixed Income Securities	–	54,635,651	–	54,635,651
Money Market Fund	738,463	–	–	738,463
Total Investments	$738,463	$54,635,651	$179,760	$55,553,874

Refer to the Fund's schedule of investments for a detailed break-out of securities by industry classification.

Level 3 Reconciliation Disclosure
	Investments in Securities, at Value
	Common Stock	Corporate Bonds
Balance as of November 30, 2022	$239,680	$171,000
Accrued discounts/premiums	-	2,189
Realized gain/(loss)	-	-
Change in unrealized appreciation/(depreciation)	(59,920)	426,811
Purchases	-	-
Sales	-	(600,000)
Transfers in and/or out of Level 3	-	-
Balance as of August 31, 2023	$179,760	$-

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at August 31, 2023, and still classified as Level 3 was $366,891.